Share Capital - Additional Information (Detail) - USD ($)			3 Months Ended
	Mar. 31, 2017	Oct. 03, 2016	Mar. 31, 2017
Equity, Class of Treasury Stock [Line Items]
Ordinary shares repurchased	2,650,916		1,221,729
Ordinary shares repurchased, value	$ 206,400,000		$ 96,400,000
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount		$ 400,000,000
Buyback Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage		10.00%